J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

(Class A, Class C, Class I and Class L Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated March 1, 2019, as supplemented

The Board of Trustees of JPMorgan Trust I has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Emerging Economies Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.58%	0.58%	0.58%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.41	0.45	0.41

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.16	0.20	0.16

Total Annual Fund Operating Expenses	1.24	1.78	0.99

Fee Waivers and/or Expense Reimbursements[3]	(0.10)	(0.14)	(0.10)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	1.64	0.89

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

SUP-INTEQACIL-719

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	635	888	1,161	1,938

CLASS C SHARES ($)	267	547	951	2,083

CLASS I SHARES ($)	91	305	537	1,204

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	635	888	1,161	1,938

CLASS C SHARES ($)	167	547	951	2,083

CLASS I SHARES ($)	91	305	537	1,204

JPMorgan Emerging Markets Equity Fund – Class A Shares, Class C Shares and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.68%	0.68%	0.68%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.41	0.41	0.40

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.16	0.16	0.15

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.35	1.85	1.09

Fee Waivers and/or Expense Reimbursements[3]	(0.11)	(0.11)	(0.10)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.24	1.74	0.99

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.24%, 1.74% and 0.99% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	920	1,216	2,055

CLASS C SHARES ($)	277	571	990	2,160

CLASS I SHARES ($)	101	337	591	1,320

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	920	1,216	2,055

CLASS C SHARES ($)	177	571	990	2,160

CLASS I SHARES ($)	101	337	591	1,320

JPMorgan Emerging Markets Equity Fund – Class L Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1]	0.68%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.25

Service Fees	0.10

Remainder of Other Expenses[2]	0.15

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.94

Fee Waivers and/or Expense Reimbursements[3]	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.93

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. This waiver/expense reimbursement is in effect through 2/29/20, at which time it will be determined whether such waiver/expense reimbursement will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	95	299	519	1,154

JPMorgan Europe Dynamic Fund – Class A Shares, Class C Shares and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.60%	0.60%	0.60%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.38	0.38	0.38

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.13	0.13	0.13

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.24	1.74	0.99

Fee Waivers and/or Expense Reimbursements[3]	(0.01)	(0.01)	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.23	1.73	0.98

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. This waiver/expense reimbursement is in effect through 2/29/20, at which time it will be determined whether such waiver/expense reimbursement will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	898	1,170	1,946

CLASS C SHARES ($)	277	548	944	2,052

CLASS I SHARES ($)	101	315	547	1,213

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	898	1,170	1,946

CLASS C SHARES ($)	177	548	944	2,052

CLASS I SHARES ($)	101	315	547	1,213

JPMorgan Europe Dynamic Fund – Class L Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1]	0.60%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.23

Service Fees	0.10

Remainder of Other Expenses[2]	0.13

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.84

Fee Waivers and/or Expense Reimbursements[3]	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.83

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. This waiver/expense reimbursement is in effect through 2/29/20, at which time it will be determined whether such waiver/expense reimbursement will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment in cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	85	267	465	1,036

JPMorgan International Advantage Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.50%	0.50%	0.50%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.36	0.38	0.35

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.11	0.13	0.10

Total Annual Fund Operating Expenses	1.11	1.63	0.85

Fee Waivers and/or Expense Reimbursements[3]	(0.16)	(0.18)	(0.15)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.95	1.45	0.70

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.95%, 1.45% and 0.70% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	844	1,090	1,792

CLASS C SHARES ($)	248	497	870	1,918

CLASS I SHARES ($)	72	256	457	1,035

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	844	1,090	1,792

CLASS C SHARES ($)	148	497	870	1,918

CLASS I SHARES ($)	72	256	457	1,035

JPMorgan International Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.50%	0.50%	0.50%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.36	0.37	0.35

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.11	0.12	0.10

Total Annual Fund Operating Expenses	1.11	1.62	0.85

Fee Waivers and/or Expense Reimbursements[3]	(0.16)	(0.17)	(0.15)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.95	1.45	0.70

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.95%, 1.45% and 0.70% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/28/21, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	828	1,074	1,778

CLASS C SHARES ($)	248	477	848	1,892

CLASS I SHARES ($)	72	240	441	1,020

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	828	1,074	1,778

CLASS C SHARES ($)	148	477	848	1,892

CLASS I SHARES ($)	72	240	441	1,020

JPMorgan International Unconstrained Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.60%	0.60%	0.60%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.42	0.43	0.42

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.17	0.18	0.17

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.28	1.79	1.03

Fee Waivers and/or Expense Reimbursements[3]	(0.28)	(0.29)	(0.28)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.00	1.50	0.75

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	883	1,165	1,966

CLASS C SHARES ($)	253	535	943	2,081

CLASS I SHARES ($)	77	300	541	1,234

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	883	1,165	1,966

CLASS C SHARES ($)	153	535	943	2,081

CLASS I SHARES ($)	77	300	541	1,234

JPMorgan International Value Fund – Class A Shares, Class C Shares and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.41	0.42	0.41

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.16	0.17	0.16

Total Annual Fund Operating Expenses	1.21	1.72	0.96

Fee Waivers and/or Expense Reimbursements[3]	(0.21)	(0.22)	(0.21)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.00	1.50	0.75

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	869	1,136	1,896

CLASS C SHARES ($)	253	520	913	2,012

CLASS I SHARES ($)	77	285	510	1,159

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	869	1,136	1,896

CLASS C SHARES ($)	153	520	913	2,012

CLASS I SHARES ($)	77	285	510	1,159

JPMorgan International Value Fund – Class L Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1]	0.55%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.26

Service Fees	0.10

Remainder of Other Expenses[2]	0.16

Total Annual Fund Operating Expenses	0.81

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	83	259	450	1,002

On the Effective Date, the following will be added to the “More About the Funds” section in the Funds’ prospectus.

EXPENSE LIMITATION

JPMorgan Emerging Markets Equity Fund

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.95% of the average daily net assets of Class L Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

JPMorgan Europe Dynamic Fund

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.24%, 1.74% and 0.99% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from any affiliated money market fund from the Fund’s investment in such affiliated money market funds. These waivers/expense reimbursements are in effect through 2/29/20, at which time at which time it will be determined whether such waivers/expense reimbursements will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

On the Effective Date, the information relating to the JPMorgan International Equity Fund in the tables in the “Additional Fee and Expense Information” section of the Prospectus will be deleted and replaced with the following:

	Class	Net Expense Ratio*	Gross Expense Ratio**
JPMorgan International Equity Fund	A	0.95%	1.21%

	C	1.45%	1.72%

	I	0.70%	0.95%

*	The Net Expense Ratio is based on the current expense waivers in place through 2/28/21, at which time it will be determined whether such waivers will be renewed or revised.

**	Effective August 1, 2019, based on the reduction in Management Fees, the Gross Expense Ratio will be 1.11%, 1.62% and 0.85% for Class A, Class C and Class I Shares, respectively.

JPMorgan International Equity Fund*

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 29, 2020	$617	–0.51%	–1.41%	–1.41%	$148	5.00%	3.55%	3.55%
February 28, 2021	96	4.46	2.58	4.05	153	10.25	7.23	3.55
February 28, 2022	116	9.68	6.57	3.89	177	15.76	10.85	3.38
February 28, 2023	121	15.17	10.72	3.89	183	21.55	14.60	3.38
February 29, 2024	125	20.93	15.02	3.89	189	27.63	18.47	3.38
February 28, 2025	130	26.97	19.50	3.89	195	34.01	22.47	3.38
February 28, 2026	135	33.32	24.15	3.89	202	40.71	26.61	3.38
February 28, 2027	140	39.99	28.98	3.89	209	47.75	30.89	3.38
February 29, 2028	146	46.99	33.99	3.89	216	55.13	35.32	3.38
February 28, 2029	152	54.34	39.20	3.89	223	62.89	39.89	3.38

[1]

The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended February 29, 2020) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$248	4.00%	2.55%	2.55%

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
February 29, 2020	$72	5.00%	4.30%	4.30%
February 28, 2021	75	10.25	8.78	4.30
February 28, 2022	94	15.76	13.30	4.15
February 28, 2023	98	21.55	18.00	4.15
February 29, 2024	102	27.63	22.90	4.15
February 28, 2025	107	34.01	28.00	4.15
February 28, 2026	111	40.71	33.31	4.15
February 28, 2027	116	47.75	38.84	4.15
February 29, 2028	120	55.13	44.61	4.15
February 28, 2029	125	62.89	50.61	4.15

*

The numbers shown below reflect the reduction in the management fee and/or the effects of the current expense waivers in place through 2/28/21, at which time it will be determined whether such waivers will be renewed or revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE